INCOME TAXES (Schedule of aggregate change in the balance of gross unrecognized tax benefits) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ (91,186)	$ 789,112	$ 813,855
Increase due to tax positions taken during current year	0	5,059	0
Decrease in balance as a result of lapse of the applicable statute of limitations	0	(171,314)	0
Increase in balance due to tax positions taken during prior years		0	0
Decrease in balance due to tax positions taken during prior years	(3,697)	(714,043)	(24,743)
Ending balance	$ (94,883)	$ (91,186)	$ 789,112